Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value, assets measured on recurring basis

The following table summarizes financial assets measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(in thousands)	September 30, 2014	December 31, 2013
Available for Sale Securities Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$500	$36,492
Level 2: Significant Other Observable Inputs	509,904	441,885
Level 3: Significant Unobservable Inputs	8,210	5,834

Securities Available for Sale Measured at Fair Value	$518,614	$484,211

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2013 and 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	December 31,
(in thousands)	2013	2012
Available for Sale Securities Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$36,492	$20,522
Level 2: Significant Other Observable Inputs	441,885	573,071
Level 3: Significant Unobservable Inputs	5,834	6,707

Securities Available for Sale Measured at Fair Value	$484,211	$600,300

Fair value measurements, nonrecurring

The following table measures financial assets and financial liabilities measured at fair value on a non-recurring basis as of September 30, 2014 and December 31, 2013, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

(in thousands)	September 30, 2014	December 31, 2013
Fair Value Measurements Using: Impaired Loans
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	2,646	9,282
Level 3: Significant Unobservable Inputs	12,354	14,823

Impaired Loans Measured at Fair Value	$15,000	$24,105

	September 30, 2014	December 31, 2013
Fair Value Measurements Using: Other Real Estate Owned
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	1,985	3,357
Level 3: Significant Unobservable Inputs	—	—

Other Real Estate Owned Measured at Fair Value	$1,985	$3,357

The following table measures financial assets and financial liabilities measured at fair value on a non-recurring basis as of December 31, 2013, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	December 31,
(in thousands)	2013	2012
Fair Value Measurements Using: Impaired Loans
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	9,282	8,563
Level 3: Significant Unobservable Inputs	14,823	27,310

Impaired Loans Measured at Fair Value	$24,105	$35,873

	December 31,
(in thousands)	2013	2012
Fair Value Measurements Using: Other Real Estate Owned
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	3,357	2,394
Level 3: Significant Unobservable Inputs	—	—

Other Real Estate Owned Measured at Fair Value	$3,357	$2,394

Fair Value, assets measured on recurring basis, unobservable input reconciliation

The following table reconciles assets measured at fair value on a recurring basis using unobservable inputs (Level 3):

	Level 3 Changes
	December 31,
(in thousands)	2013	2012
Balance, Beginning of Year	$6,707	$7,516
Total Gains or Losses (Realized/Unrealized):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases, sales, issuances and settlements, net	(873)	(873)
Transfers in and/or out of Level 3	—	64

Balance as of End of Year	$5,834	$6,707